LAND USE RIGHTS - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of LAND USE RIGHTS [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	¥ 0	¥ 0	¥ 4,256,000
Land use rights member [Member]
Disclosure Of LAND USE RIGHTS [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	¥ 0	¥ 0